                   AIM V.I. Technology Fund -- Series I shares

                         Supplement dated March 12, 2007
                       to the Prospectus dated May 1, 2006


The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- Portfolio Manager(s)" on page 7 of the prospectus:

"Lanny H. Sachnowitz, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1987.

He is assisted by the advisor's Technology Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."

                  AIM V.I. Technology Fund -- Series II shares

                         Supplement dated March 12, 2007
                       to the Prospectus dated May 1, 2006


The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT -- Portfolio Manager(s)" on page 7 of the prospectus:

"Lanny H. Sachnowitz, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1987.

He is assisted by the advisor's Technology Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of other members of the team, may be found on the advisor's website at http://www.aiminvestments.com. The website is not part of this prospectus.

The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."

                          AIM VARIABLE INSURANCE FUNDS

   AIM V.I. BASIC BALANCED FUND                    AIM V.I. HIGH YIELD FUND
     AIM V.I. BASIC VALUE FUND                AIM V.I. INTERNATIONAL GROWTH FUND
AIM V.I. CAPITAL APPRECIATION FUND              AIM V.I. LARGE CAP GROWTH FUND
 AIM V.I. CAPITAL DEVELOPMENT FUND                   AIM V.I. LEISURE FUND
     AIM V.I. CORE EQUITY FUND                 AIM V.I. MID CAP CORE EQUITY FUND
 AIM V.I. DIVERSIFIED INCOME FUND                 AIM V.I. MONEY MARKET FUND
      AIM V.I. DYNAMICS FUND                    AIM V.I. SMALL CAP EQUITY FUND
 AIM V.I. FINANCIAL SERVICES FUND               AIM V.I. SMALL CAP GROWTH FUND
 AIM V.I. GLOBAL HEALTH CARE FUND                  AIM V.I. TECHNOLOGY FUND
 AIM V.I. GLOBAL REAL ESTATE FUND                   AIM V.I. UTILITIES FUND
AIM V.I. GOVERNMENT SECURITIES FUND

                         (SERIES I AND SERIES II SHARES)

                     Supplement dated March 12, 2007 to the
              Statement of Additional Information dated May 1, 2006 as supplemented August 1, 2006, September 20, 2006, December 13, 2006,
                     January 25, 2007 and February 28, 2007

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM TECHNOLOGY FUND" on page H-5 of the Statement of Additional Information. The following table reflects information as of February 28, 2007:

                                             OTHER REGISTERED MUTUAL                OTHER POOLED
                              DOLLAR             FUNDS (ASSETS IN                INVESTMENT VEHICLES             OTHER ACCOUNTS
                             RANGE OF               MILLIONS)                    (ASSETS IN MILLIONS)         (ASSETS IN MILLIONS)
  PORTFOLIO MANAGER        INVESTMENTS       ------------------------          ------------------------      ----------------------
                             IN EACH          NUMBER                            NUMBER                        NUMBER
                             FUND(1)           OF             ASSETS             OF             ASSETS         OF           ASSETS
                                             ACCOUNTS                          ACCOUNTS                      ACCOUNTS
-----------------------    -----------       --------        --------          --------        --------      --------      --------
                                                              AIM V.I. TECHNOLOGY FUND
Lanny Sachnowitz(2)           None              6            $9,542.0              1             $53.1          None         None


---------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Sachnowitz began serving as portfolio manager on AIM Technology Fund on March 12, 2007.